Thornburg Intermediate Municipal Fund
All data as of  9/30/02

Fund Facts

Thornburg Intermediate Municipal Fund
                                   A Shares    C Shares     I Shares
Annualized Distribution Rate        3.80%        3.52%        4.24%
SEC Yield                           2.95%        2.65%        3.40%
Taxable Equivalent Yields           4.80%        4.32%        5.54%
NAV                                $13.67       $13.69       $13.65
Max. Offering Price                $13.95       $13.69       $13.65

Total returns
(Annual Average - After Subtracting Maximum Sales Charge)
One Year                            5.25%        6.97%        7.75%
Five Year                           4.63%        4.62%        6.78%
Ten Years                           5.69%         n/a          n/a
Since Inception                     6.19%        5.23%        5.92%
Inception Date                   (7/22/1991)  (9/1/1994)  (7/15/1996)

Taxable equivalent yields assume a 38.6% marginal federal tax rate.
The investment return and principal value of an investment in the funds will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost. Maximum sales charge of the Funds Class A Shares is 2.00%.
The data quoted represent past performance and may not be construed as a guarantee of future results.

The SEC Yield is computed in accordance with SEC standards measuring the net investment income per share over a specified 30-day period expressed as a percentage of the maximum offering price of the Fund's shares at the end of the period.

The distribution rate is calculated by taking the sum of the previous 30 days of distribution factors and dividing this sum by the ending NAV. The value is then annualized to arrive at the 30-day distribution yield. The yield is calculated on a periodic basis and is subject to change depending on the fund's NAV and current distributions.

Letter to shareholders

September 30, 2002

Dear Fellow Shareholder:

I am pleased to present the Annual Report for the Thornburg Intermediate Municipal Fund. The net asset value of the A shares increased by 39 cents to $13.67 during the year ending September 30, 2002. If you were with us for the entire period, you received dividends of 56 cents per share. If you reinvested dividends, you received 57 cents per share. Investors who owned C shares received dividends of 51 and 52 cents per share respectively.

Interest rates on high quality intermediate-term municipal bonds have fallen to levels not seen in several decades. Falling rates have driven up the price of most of the bonds in the Fund and propelled the A shares of the Fund to a 7.39% total return for the year ending September 30, 2002. We are very pleased to be able to deliver good news while most equity and high-yield bond investors are still suffering through negative returns.

We believe that the U.S. economy will continue to grow over the next year, but the risk of a "double dip" recession has markedly increased. The combined forces of low interest rates, tax cuts, higher government spending, and corporate restructuring should eventually lead to more robust economic growth. This, in turn, would lead to higher stock prices and somewhat lower bond prices. However, given the current investment and political environment as well as some early signs of consumer spending weakness, we are putting off the expected realization of this scenario for at least a couple more quarters.

One of the big challenges of low interest rate environments is maintaining a stable flow of income. Since the beginning of 2001, the yield on the average taxable money market fund has fallen 80% to 1.21%. If you are an investor in the 36% federal tax bracket, that leaves you with only 0.76% after taxes! Meanwhile, Thornburg Intermediate Municipal Fund's dividend has stayed relatively steady while the share price has risen substantially. To see how your fund has performed relative to the money market fund averages, turn to the back of this report.

Your Thornburg Intermediate Municipal Fund is a laddered portfolio of over 350 municipal obligations from 46 states. Today, your fund's weighted average maturity is 8.7 years. We always keep it below 10 years. We "ladder" the maturity dates of the bonds in your portfolio so that some of the bonds are scheduled to mature during each of the coming years. Laddering intermediate bonds accomplishes two goals. First, the diverse bond maturities contained in a ladder defuse interest-rate risk and dampen the fund's price volatility. Second, laddering gives the fund a steady cash flow stream from maturing bonds to reinvest toward the top of the ladder where yields are typically higher. The following chart describes the percentages of your fund's bond portfolio maturing in each of the coming years:

         % of portfolio      Cumulative %
         maturing within    maturing by end of

           2 years =  7%     year 2 = 7%
      2 to 4 years = 10%     year 4 = 17%
      4 to 6 years = 11%     year 6 = 28%
      6 to 8 years = 10%     year 8 = 38%
     8 to 10 years = 13%    year 10 = 51%
    10 to 12 years = 18%    year 12 = 69%
    12 to 14 years = 15%    year 14 = 84%
    14 to 16 years = 6%     year 16 = 90%
    16 to 18 years = 6%     year 18 = 96%
    18 to 20 years = 3%     year 20 = 99%
Percentages can and do vary. Data as of 9/30/02

The year-to-date supply of $251.2 billion in municipal bonds is outpacing the previous record set in 1993. Supply is being fueled by project financing, refunding of higher interest debt, and more recently, deficit financing. While the market is not having much difficulty placing the deals, there has been an increased reliance on non-traditional buyers such as hedge funds. The heavy supply has also led to a very high ratio between municipal and U.S. Treasury note yields. As of September 30, five-year AAA tax-free municipal bonds yield over 94% of five-year taxable treasury notes versus a ten-year average of 76%.* On occasion, we have been able to buy AAA rated tax-free municipal bonds at yields above taxable government bonds. This means that either treasuries are overpriced or municipal bonds are under priced.

* Source: Lehman Brothers Municipal Market Commentary, October 2002

To start fiscal 2003 (July 1st for most states), the 50 states faced an aggregate budget gap of nearly $60 billion. Through September 30, revenue results for many states have been below forecast, so we can expect the initial $60 billion to grow somewhat larger. The revenue weakness has been concentrated primarily in states that were highly dependent upon individual and corporate income taxes such as California, New Jersey, and Massachusetts. Other states, such as Florida and Texas, which rely more on sales taxes and other revenue sources, have fared substantially better. Many other state and local issuers have stuck to conservative spending and budget reserve practices to weather the current revenue downturn. We believe that, by and large, the municipal bond market will retain its excellent record of high credit quality. However, to further protect the portfolios, we will keep our average credit quality comfortably in the AA range and remain diligent to any developing areas of weakness.

Over the years, our practice of laddering a diversified portfolio of short and intermediate maturity municipal bonds has allowed your fund to perform well in varying interest rate environments. Thank you for investing in Thornburg Intermediate Municipal Fund.




Sincerely,




George T. Strickland
Portfolio Manager


Statement of assets and liabilities

Thornburg Intermediate Municipal Fund

September 30, 2002

ASSETS
Investments at value (cost $445,148,028) ..................................   $ 473,190,098
Cash ......................................................................          30,534
Receivable for investments sold ...........................................       4,765,715
Receivable for fund shares sold ...........................................         578,159
Interest receivable .......................................................       6,310,490
Prepaid expenses and other assets .........................................          25,221
         Total Assets .....................................................     484,900,217

LIABILITIES
Payable for securities purchased ..........................................       3,975,942
Payable for fund shares redeemed ..........................................         141,035
Accounts payable and accrued expenses .....................................         311,515
Payable to investment adviser (Note 3) ....................................         241,794
Dividends payable .........................................................         594,787
         Total Liabilities ................................................       5,265,073

NET ASSETS ................................................................   $ 479,635,144

NET ASSETS CONSIST OF:
         Net unrealized appreciation on investments .......................      28,042,070
         Accumulated net realized loss ....................................      (8,206,300)
         Net capital paid in on shares of beneficial interest .............     459,799,374
                                                                              $ 479,635,144
NET ASSET VALUE:
Class A Shares:
Net asset value and redemption price per share ($414,150,381 applicable to 30,293,865 shares of beneficial interest
outstanding - Note 4) .....................................................   $       13.67

Maximum sales charge, 2.00% of offering price .............................            0.28

Maximum Offering Price Per Share ..........................................   $       13.95

Class C Shares:
Net asset value and offering price per share * ($47,154,586
applicable to 3,444,849 shares of beneficial interest
outstanding - Note 4) .....................................................   $       13.69

Class I Shares:
Net asset value, offering and redemption price per share
($18,330,177 applicable to 1,342,732 shares of beneficial
interest outstanding - Note 4) ............................................   $       13.65

*Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge. See notes to financial statements.


Statement of operations

Thornburg Intermediate Municipal Fund

Year Ended September 30, 2002

INVESTMENT INCOME:
Interest income (net of premium amortized of $970,733)      $      21,971,290

EXPENSES:
Investment advisory fees (Note 3) ............................      2,135,867
Administration fees (Note 3)
         Class A Shares ......................................        461,613
         Class C Shares ......................................         51,482
         Class I Shares ......................................          8,349
Distribution and service fees (Note 3)
         Class A Shares ......................................        904,761
         Class C Shares ......................................        411,857
Transfer agent fees
         Class A Shares ......................................        155,656
         Class C Shares ......................................         26,833
         Class I Shares ......................................         16,498
Registration and filing fees
         Class A Shares ......................................         19,836
         Class C Shares ......................................          7,913
         Class I Shares ......................................          8,868
Custodian fees ...............................................        205,546
Professional fees ............................................         58,726
Accounting fees ..............................................         37,055
Trustee fees .................................................          8,297
Other expenses ...............................................         62,332

                  Total Expenses .............................      4,581,489
Less:
         Management fees waived by investment adviser (Note 3)       (386,811)
         Distribution fees waived (Note 3)                           (164,743)
         Fees paid indirectly (Note 3) .......................         (7,456)

                  Net Expenses ...............................      4,022,479

                  Net Investment Income ......................     17,948,811

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS
Net realized gain on investments .............................        404,094
Increase in unrealized appreciation of investments ...........     13,589,207

                  Net Realized and Unrealized
                  Gain on Investments ........................     13,993,301

                  Net Increase in Net Assets Resulting
                  From Operations ............................   $ 31,942,112

See notes to financial statements.


Statements of changes in net assets

Thornburg Intermediate Municipal Fund

                                                                        Year Ended        Year Ended
                                                                   September 30, 2002  September 30, 2001

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment income ..............................................   $  17,948,811    $  17,949,726
Net realized gain on investments sold ..............................         404,094        1,164,384
Increase in unrealized appreciation of investments .................      13,589,207       13,582,314

                  Net Increase in Assets Resulting from Operations .      31,942,112       32,696,424

DIVIDENDS TO SHAREHOLDERS: .........................................
From net investment income
         Class A Shares ............................................     (15,604,559)     (15,523,624)
         Class C Shares ............................................      (1,580,424)      (1,585,698)
         Class I Shares ............................................        (763,828)        (840,404)

FUND SHARE TRANSACTIONS (Note 4): ..................................
         Class A Shares                                                   63,181,761        3,316,441
         Class C Shares ............................................       5,751,936        5,266,336
         Class I Shares ............................................         517,290         (996,134)
                  Net Increase in Net Assets                              83,444,288       22,333,341

NET ASSETS: ........................................................
                  Beginning of year                                      396,190,856      373,857,515
                  End of year .....................................    $ 479,635,144    $ 396,190,856

See notes to financial statements.


Notes to financial statements

Thornburg Intermediate Municipal Fund

September 30, 2002

Note 1 - Organization
Thornburg Intermediate Municipal Fund (the "Fund"), is a diversified series of Thornburg Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. The Trust is currently issuing eight series of shares of beneficial interest in addition to those of the Fund:
Thornburg Florida Intermediate Municipal Fund, Thornburg New York Intermediate Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, Thornburg International Value Fund and Thornburg Core Growth Fund. Each series is considered to be a separate entity for financial reporting and tax purposes and bears expenses directly attributable to it. Expenses which are applicable to all series of the Trust are allocated to each series based on their relative net assets. The Fund's investment objective is to obtain as high a level of current income exempt from Federal income taxes as is consistent with the preservation of capital.

The Fund currently offers three classes of shares of beneficial interest, Class A, Class C and Institutional Class (Class I) shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund, except that (i) Class A shares are sold subject to a front-end sales charge collected at the time the shares are purchased and bear a service fee, (ii) Class C shares are sold at net asset value without a sales charge at the time of purchase, but are subject to a contingent deferred sales charge upon redemption within one year, and bear a service fee and a distribution fee, (iii) Class I shares are sold at net asset value without a sales charge at the time of purchase, and (iv) the respective classes have different reinvestment privileges. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Currently, class specific expenses of the Fund are limited to service and distribution fees, administration fees, and certain registration and transfer agent expenses.

Note 2 - Significant Accounting Policies Significant accounting policies of the Fund are as follows:
Valuation of Investments: In determining net asset value, the Fund utilizes an independent pricing service approved by the Trustees. Debt investment securities have a primary market over the counter and are valued on the basis of valuations furnished by the pricing service. The pricing service values portfolio securities at quoted bid prices, normally at 4:00 pm EST or the yield equivalents when quotations are not readily available. Securities for which quotations are not readily available are valued at fair value as determined by the pricing service using methods which include consideration of yields or prices of municipal obligations of comparable quality, type of issue, coupon, maturity, and rating; indications as to value from dealers and general market conditions. The valuation procedures used by the pricing service and the portfolio valuations received by the Fund are reviewed by the officers of the Trust under the general supervision of the Trustees. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Federal Income Taxes: It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to "regulated investment companies" and to distribute all of its taxable (if any) and tax exempt income to its shareholders. Therefore no provision for Federal income tax is required.

When-Issued and Delayed Delivery Transactions: The Fund may engage in when-issued or delayed delivery transactions. To the extent the Fund engages in such transactions, it will do so for the purpose of acquiring portfolio securities consistent with its investment objectives and not for the purpose of investment leverage or to speculate on interest rate changes. At the time the Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value in determining its net asset value. When effecting such transactions, assets of the Fund of an amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date. Securities purchased on a when-issued or delayed delivery basis do not earn interest until the settlement date.

Dividends: Net investment income of the Fund is declared daily as a dividend on shares for which the Fund has received payment. Dividends are paid monthly and are reinvested in additional shares of the Fund at net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net capital gains, to the extent available, will be distributed at least annually.

General: Securities transactions are accounted for on a trade date basis. Interest income is accrued as earned. Premiums and discounts on securities purchased are amortized to call dates or maturity dates of the respective securities. Realized gains and losses from the sale of securities are recorded on an identified cost basis. Net investment income, other than class specific expenses, and realized and unrealized gains and losses, are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for the current share activity of the respective class). Expenses common to all Funds are allocated among the Funds comprising the Trust based upon their relative net asset values or other appropriate allocation methods.

Use of Estimates: The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Note 3 - Investment Advisory Fee and Other Transactions With Affiliates
Pursuant to an investment advisory agreement, Thornburg Management Company, Inc. (the "Adviser") serves as the investment adviser and performs services for which the fees are payable at the end of each month. For the year ended September 30, 2002, these fees were payable at annual rates ranging from 1/2 of 1% to 11/40 of 1% of the average daily net assets of the Fund. For the year ended September 30, 2002, the Adviser voluntarily waived investment advisory fees of $361,532. The Fund also has an Administrative Services Agreement with the Adviser, whereby the Adviser will perform certain administrative services for the shareholders of each class of the Fund's shares, and for which fees will be payable at an annual rate of up to 1/8 of 1% of the average daily net assets attributable to each class of shares. For the year ended September 30, 2002, the Adviser voluntarily reimbursed certain class specific expenses of $4,263 for Class C shares, and $21,016 for Class I shares.

The Fund has an underwriting agreement with Thornburg Securities Corporation (the "Distributor"), which acts as the Distributor of the Fund shares. For the year ended September 30, 2002, the Distributor has advised the Fund that it earned net commissions aggregating $7,310 from the sale of Class A shares and collected contingent deferred sales charges aggregating $6,660 from redemptions of Class C shares of the Fund.

Pursuant to a Service Plan, under Rule 12b-1 of the Investment Company Act of 1940, the Fund may reimburse to the Adviser an amount not to exceed 1/4 of 1% per annum of the average net assets attributable to each class of shares of the Fund for payments made by the Adviser to securities dealers and other financial institutions to obtain various shareholder related services. The Adviser may pay out of its own resources additional expenses for distribution of the Fund's shares.

The Fund has also adopted a Distribution Plan pursuant to Rule 12b-1, applicable only to the Fund's Class C shares under which the Fund compensates the Distributor for services in promoting the sale of Class C shares of the Fund at an annual rate of up to .75% of the average daily net assets attributable to Class C shares. Total fees incurred by each class of shares of the Fund under their respective Service and Distribution Plans for the year ended September 30, 2002, are set forth in the statement of operations. Distribution fees in the amount of $164,743 were waived for Class C shares.

The Fund has an agreement with the custodian bank to indirectly pay a portion of the custodians' fees through credits earned by the Fund's cash on deposit with the bank. This deposit agreement is an alternative to overnight investments. Custodial fees have been adjusted to reflect amounts that would have been paid without this agreement, with a corresponding adjustment reflected as fees paid indirectly in the statement of operations. For the year ended September 30, 2002 fees paid indirectly were $7,456.

Certain officers and trustees of the Trust are also officers and/or directors of the Adviser and Distributor. The compensation of unaffiliated trustees is borne by the Trust. Note 4 - Shares of Beneficial Interest At September 30, 2002, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                               Year Ended                          Year Ended
                                           September 30, 2002                 September 30, 2001

                                          Shares          Amount             Shares        Amount
Class A Shares
Shares Sold ......................       9,552,738    $ 126,489,062        4,421,348    $  57,831,082
Shares issued to shareholders in
         reinvestment of dividends         685,346        9,083,944          718,974        9,388,477
Shares repurchased ...............      (5,466,398)     (72,391,245)      (4,897,090)     (63,903,118)

Net Increase .....................       4,771,686    $  63,181,761          243,232    $   3,316,441

Class C Shares
Shares sold ......................       1,233,340    $  16,354,222        1,045,362    $  13,687,305
Shares issued to shareholders in
         reinvestment of dividends          95,055        1,261,742          101,824        1,332,110
Shares repurchased ...............        (891,701)     (11,864,028)        (746,329)      (9,753,079)

Net Increase .....................         436,694    $   5,751,936          400,857    $   5,266,336

Class I Shares
Shares sold ......................         597,867    $   7,883,195          430,746        5,603,142
Shares issued to shareholders in
         reinvestment of dividends          38,405          508,597           40,612          529,783
Shares repurchased ...............        (594,962)      (7,874,502)        (546,642)      (7,129,059)

Net Increase (Decrease) ..........          41,310    $     517,290          (75,284)   $    (996,134)

Note 5 - Securities Transactions
For the year ended September 30, 2002, the Fund had purchase and sale transactions (excluding short-term securities) of $142,600,868 and $66,955,771, respectively.

Note 6 - Income Taxes
At September 30, 2002, information on the tax components of capital is as follows:
Cost of investments for tax purpose         $    445,148,028
Gross tax unrealized appreciation                 35,154,101
Gross tax unrealized depreciation                 (7,112,031)
Net tax unrealized depreciation
on investments                              $     28,042,070
Undistributed tax-exempt
income                                      $        594,787

At September 30, 2002, the Fund had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:
Capital loss carryovers expiring in:
         2003     $          833,000
         2004              2,202,000
         2005                200,000
         2006                 28,000
         2007                  6,000
         2008              2,563,000
         2009              2,374,000

                  $        8,206,000

During the year ended September 30, 2002, the Fund utilized capital loss carryforwards of approximately $404,000.

Unutilized tax basis capital losses may be carried forward to offset realized gains in future years. To the extent such carryforwards are used, capital gain distributions may be reduced to the extent provided by regulations.

Dividends paid by the Fund for the year ended September 30, 2002 represent exempt interest dividends which are excludable by shareholders from gross income for Federal income tax purposes.

Financial highlights

Thornburg Intermediate Municipal Fund

                                                                             Year Ended September 30,

                                                          2002           2001          2000           1999           1998
Class A Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ............  $        13.28  $        12.78  $       13.00  $       13.76  $        13.46

Income from investment operations:
         Net investment income ................            0.56            0.62           0.63           0.62            0.63
         Net realized and unrealized
gain (loss) on investments ....................            0.39            0.50          (0.22)         (0.76)           0.30

Total from investment operations ..............            0.95            1.12           0.41          (0.14)           0.93

Less dividends from:
Net investment income .........................           (0.56)          (0.62)         (0.63)         (0.62)          (0.63)

Change in net asset value .....................            0.39            0.50          (0.22)         (0.76)           0.30

Net asset value, end of year ..................  $        13.67  $        13.28  $       12.78  $       13.00  $        13.76

Total return (a) ..............................            7.39%           8.94%          3.23%         (1.09)%          7.08%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ................           4.23%           4.73%          4.89%          4.59%           4.65%
         Expenses, after expense reductions ....          0.92%           0.82%          0.89%          0.99%           1.00%
         Expenses, before expense reductions ...          1.00%           1.02%          1.02%          1.02%           1.04%

Portfolio turnover rate ........................         16.36%          18.24%         21.97%         23.17%          16.29%

Net assets at end of year (000) ................ $      414,150  $      338,931  $     322,942  $     363,908   $     368,108

(a)  Sales loads are not reflected in computing total return


Financial highlights ........................................
Continued

Thornburg Intermediate Municipal Fund


         Year Ended September 30,

                                                           2002           2001           2000            1999          1998
Class C Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ............  $        13.30  $        12.79  $       13.02  $       13.77  $        13.48
Income from investment operations:
         Net investment income ................            0.51            0.57           0.57           0.56            0.58
         Net realized and unrealized
                  gain (loss) in investments ..            0.39            0.51          (0.23)         (0.75)           0.29

Total from investment operations ..............            0.90            1.08           0.34          (0.19)           0.87

Less dividends from:
         Net investment income ................           (0.51)          (0.57)         (0.57)         (0.56)          (0.58)

Change in net asset value .....................            0.39            0.51          (0.23)         (0.75)           0.29

Net asset value, end of year ..................  $        13.69  $        13.30  $       12.79  $       13.02  $        13.77

Total return ..................................            6.97%           8.59%          2.70%         (1.48)%          6.57%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ...................         3.84%           4.33%          4.44%          4.19%           4.23%
         Expenses, after expense reductions ......         1.30%           1.21%          1.34%          1.40%           1.40%
         Expenses, before expense reductions .....         1.80%           1.83%          1.83%          1.85%           1.93%

Portfolio turnover rate ..........................        16.36%          18.24%         21.97%         23.17%          16.29%

Net assets at end of year (000) ..................   $    47,155  $      40,002   $      33,353  $      32,477    $    20,852

Financial highlights .............................
Continued

Thornburg Intermediate Municipal Fund

                                                                            Year Ended September 30,

                                                          2002           2001           2000            1999         1998
Class I Shares:
Per Share Performance
(for a share outstanding throughout the year)

Net asset value, beginning of year ............... $     13.26  $        12.76  $       12.98  $       13.74  $        13.44

Income from investment operations:
         Net investment income ...................        0.61            0.65           0.65           0.66            0.67
         Net realized and unrealized
gain (loss) on investments .......................        0.39            0.50          (0.22)         (0.76)           0.30

Total from investment operations .................        1.00            1.15           0.43          (0.10)           0.97

Less dividends from:
         Net investment income ...................       (0.61)          (0.65)         (0.65)         (0.66)          (0.67)

Change in net asset value ........................        0.39            0.50          (0.22)         (0.76)           0.30

Net asset value, end of year ..................... $     13.65  $        13.26  $       12.76  $       12.98  $        13.74

Total return .....................................        7.75%           9.23%          3.45%         (0.79)%          7.41%

Ratios/Supplemental Data Ratios to average net assets:
         Net investment income ...................        4.57%           4.99%          5.10%          4.89%           4.95%
         Expenses, after expense reductions ......        0.58%           0.55%          0.68%          0.69%           0.69%
         Expenses, before expense reductions .....        0.79%           0.79%          0.80%          0.79%           0.79%

Portfolio turnover rate ..........................       16.36%          18.24%         21.97%         23.17%          16.29%

Net assets at end of year (000) ..................  $    18,330  $       17,258  $      17,563  $      18,772   $      20,461


Schedule of Investments
Thornburg Intermediate Municipal Fund
CUSIPS: CLASS A - 885-215-202, CLASS C - 885-215-780, CLASS I - 885-215-673
NASDAQ SYMBOLS:  CLASS A - THIMX, CLASS C - THMCX, CLASS I - THMIX
Alabama            (1.20%)
   500,000          Alabama Docks Revenue, 6.00% due 10/1/2008 (Insured: MBIA)                   Aaa/AAA          $  586,545
    55,000          Birmingham South Medical Clinic, 6.30% due 11/1/2003 (ETM)*)                  NR/AAA              56,201
 2,580,000          Huntsville Alabama Health Care Series A, 4.65% due 6/1/2024 put 6/1/2005     Aaa/AAA           2,726,208
                   (Insured: MBIA)
   505,000            Huntsville Alabama Series A, 6.25% due 2/1/2006                              Aa2/AA            558,096
 1,600,000          Lauderdale County & Florence Health Group Series A, 5.75% due 7/1/2013       Aaa/AAA           1,805,264
                   (Insured: MBIA)
Alaska             (0.40%)
 1,000,000          Anchorage School Refunding, 5.25% due 10/1/2008 (Insured: FGIC)              Aaa/AAA           1,092,730
500,000            Anchorage School Refunding, 6.00% due 10/1/2012 (Insured: FGIC)              Aaa/AAA              606,615
Arizona            (1.90%)
4,580,000          Maricopa County Industrial Development, 4.80% due 12/1/2031 put 12/1/2004    NR/BBB            4,688,683
                   (Waste Management Inc. Project)
2,715,000          Pima County Industrial Development Authority Series C, 6.70% due 7/1/2021    Baa3/NR           2,711,742
                   (Arizona Charter Schools Project)
400,000            Tucson General Obligation Series D, 9.75% due 7/1/2012 (ETM)*)               Aa2/AA            608,524
500,000            Tucson General Obligation Series D, 9.75% due 7/1/2013 (ETM)*)               Aa2/AA            774,570
Arkansas           (0.50%)
1,135,000          Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due         NR/A              1,263,051
                   6/1/2012 (Regional Medical Center Project)
1,200,000          Jefferson County Hospital Revenue Refunding & Improvement, 5.75% due         NR/A              1,322,544
                   6/1/2013 (Regional Medical Center Project)
California         (4.50%)
675,000            California HFA Revenue Series 1985-B, 9.875% due 2/1/2017                    Aa2/AA-           691,038
1,935,000          California Infrastructure & Economic, 5.65% due 12/1/2014 (American Center   NR/A              2,115,361
                   For Wine Food Arts Project; (Insured: ACA)
4,500,000          California Statewide Community Development Authority Certificate of          Aaa/AAA           5,241,600
                   Participation, 5.50% due 10/1/2007 (Unihealth America Project; Insured:
                   AMBAC) (ETM)*)
1,000,000          Camino Hospital District Revenue Series A, 6.25% due 8/15/2017 (ETM)*)       Aaa/AAA           1,190,850
1,740,000          Escondido Joint Powers Financing Authority Lease Revenue, 0% due 9/1/2007    Aaa/AAA           1,471,083
                   (Center for the Arts Project; Insured: AMBAC)
2,140,000          Golden West Schools Financing Authority Capital Appreciation, 0% due         Aaa/AAA           954,162
                   8/1/2018 (Insured: MBIA)
69,000             Irvine Improvement Bond Act 1915 Adjusted Assessment District, 1.85% due     VMIG1/A-1         69,000
                   9/2/2024 put 10/1/2002 (daily demand notes)
1,100,000          Irvine Ranch Water District Certificates, 1.80% due 8/1/2016 put 10/1/2002   VMIG1/NR          1,100,000
                   (daily demand notes)
500,000            Irwindale Community Redevelopment Agency, 6.60% due 8/1/2018 pre-refunded    Baa3/NR           579,660
                   8/1/2005
2,280,000          Orange County Refunding Recovery, 6.50% due 6/1/2005 (Insured: MBIA)         Aaa/AAA           2,572,228
1,500,000          Sacramento Municipal Utility District Electric Revenue, 8.92% (variable      Aaa/AAA           1,682,490
                   rate) due 11/15/2006 (Insured: FSA)
500,000            San Diego County Water Authority Revenue & Refunding Series 1993-A, 9.87%    Aaa/AAA           643,160
                   (variable rate) due 4/25/2007 (Insured: FGIC)
145,000            San Marcos Certificate of Participation Series C, 0% due 8/15/2005 (ETM)*)   NR/AAA            138,321
740,000            San Marcos Certificate of Participation Series D, 0% due 9/2/2005 (ETM)*)    NR/AAA            705,309
700,000            Sulphur Springs School District General Obligation Series B, 5.60% due       NR/A              740,691
                   3/1/2004
800,000            Sulphur Springs School District General Obligation Series B, 5.70% due       NR/A              877,648
                   3/1/2005
450,000            Sunline Transit Agency Certificate of Participation Series A, 5.625% due     A2/NR             471,960
                   7/1/2004
215,000            Sunline Transit Agency Certificate of Participation Series A, 5.75% due      A2/NR             225,255
                   7/1/2005
Colorado           (4.60%)
1,265,000          Adams County Communication Center Series A, 5.75% due 12/1/2016              Baa1/NR           1,337,750
100,000            Arvada Co. Industrial Development Revenue, 5.25% due 12/1/2007 (Wanco        NR/NR             105,923
                   Incorporated Project; (LOC: U.S. Bank, N.A.)
450,000            Arvada Co. Industrial Development Revenue, 5.60% due 12/1/2012 (Wanco        NR/NR             466,025
                   Incorporated Project; (LOC: U.S. Bank, N.A.)
1,000,000          Central Platte Valley Metropolitan District Co., 5.15% due 12/1/2013         NR/AAA            1,152,800
                   pre-refunded 12/1/2009 (Insured: ACA)
2,000,000          Central Platte Valley Metropolitan District Co. Refunding Series A, 5.00%    NR/A-1            2,155,920
                   due 12/1/2031 put 12/1/2009 (LOC: US Bank)
500,000            Colorado Educational & Cultural Facilities Refunding, 6.00% due 4/1/2021     Baa2/NR           510,335
                   (Charter School Cherry Creek Project)
250,000            Colorado Housing Finance Authority Single Family Program Subordinated        A1/A+             256,973
                   Series C, 5.75% due 10/1/2007
1,545,000          Colorado Student Obligation Bond Student Loan Senior Subordinated Series     A2/NR             1,643,216
                   B, 6.20% due 12/1/2008
2,070,000          Denver Colorado City & County Certificate Participating Series B, 5.00%      Aa2/AA            2,297,265
                   due 12/1/2009
2,465,000          Denver Colorado City & County Certificate Participating Series B, 5.00%      Aa2/AA            2,742,535
                   due 12/1/2011
1,000,000          Denver Colorado Health & Hospital Authority Series A, 6.25% due 12/1/2016    Baa2/BBB+         1,090,960
500,000            El Paso County Colorado School District Number 11, 7.10% due 12/1/2013       Aa3/AA-           659,960
2,395,000          Interstate South Metropolitan District Refunding, 6.00% due 12/1/2020        NR/AA-            2,520,809
2,830,000          Larimer County General Obligation, 8.45% due 12/15/2005 (Poudre School       Aa3/NR            3,392,321
                   District R1 Project)
1,005,000          Northwest Parkway Public Highway Authority Capital Appreciation Senior       Aaa/AAA           734,926
                   Convertible C, 0% due 6/15/2014 (Insured: FSA)
350,000            Superior Metropolitan District Number 1 Water Refunding & Improvement        NR/A              367,437
                   Series B, 5.45% due 12/1/2020 put 12/1/2004 @ 100 (LOC: Allied Irish)
105,000            Thornton County Single Family Mortgage Revenue Series 1992-A, 8.05% due      A3/NR             107,213
                   8/1/2009
Connecticut        (0.60%)
675,000            Bristol Resource Recovery Facility Operating Committee - Solid Waste         A2/NR             665,921
                   Revenue Refunding Series 1995, 6.125% due 7/1/2003 (Ogden Martin at
                   Bristol Project)
2,200,000          Connecticut State Health & Educational Yale University Series V-1, 2.00%     VMIG1/A1+         2,200,000
                   due 7/1/2036 put 10/1/2002 (daily demand notes)
Delaware           (0.30%)
1,500,000          Delaware State Health Facilities Authority Revenue Series A, 5.25% due       NR/AA             1,612,155
                   5/1/2016 (Nanticoke Memorial Hospital Project; (Insured: Radian)
District of Col    (1.50%)
3,000,000          District Columbia Refunding Series B, 6.00% due 6/1/2015 (Insured: MBIA)     Aaa/AAA           3,634,980
1,500,000          District Columbia Tax Increment Capital Appreciation, 0% due 7/1/2019        Aaa/AAA           661,200
                   (Mandarin Oriental Project; Insured: FSA)
1,000,000          District of Columbia Certificate of Participation Series 1993, 7.30% due     NR/BBB            1,027,470
                   1/1/2013
600,000            District of Columbia Hospital Revenue, 5.375% due 8/15/2015 (ETM)*)          Aaa/AAA           678,480
918,000            District of Columbia Pre-refunded Series A, 5.75% due 6/1/2003 (ETM)*)       Aaa/NR            943,933
250,000            District of Columbia Revenue, 0% due 2/15/2004 (Assoc. of American Medical   NR/AA-            242,310
                   Colleges Project)
82,000             District of Columbia Un-refunded Balance Refunding A, 5.75% due 6/1/2003     Baa1/BBB+         84,028
Florida            (5.40%)
960,000            Broward County Multi Family Housing, 5.40% due 10/1/2011 (Pembroke Park      NR/NR             1,012,243
                   Apts Project; (Guarantee: Florida Housing Finance Corp.)
1,000,000          Broward County Resource Recovery Revenue, 5.00% due 12/1/2007                A3/AA-            1,078,220
2,500,000          Dade County Florida Solid Waste Systems Special Obligation Revenue           Aaa/AAA           2,903,325
                   Refunding, 6.00% due 10/1/2007 (Insured: AMBAC)
75,000             Duval County HFA Single Family Housing Revenue Series 94, 6.10% due          Aaa/NR            80,333
                   4/1/2006 (GNMA Collateralized)
75,000             Duval County HFA Single Family Housing Revenue Series 94, 6.10% due          Aaa/NR            80,295
                   10/1/2006 (GNMA Collateralized)
1,700,000          Duval County Multi Family Housing Revenue Refunding, 5.90% due 9/1/2016      NR/A+             1,788,587
                   (St. Augustine Apartments Project)
1,790,000          Enterprise Community Development District Assessment Bonds, 6.00% due        Aaa/AAA           1,922,353
                   5/1/2010 (Insured: MBIA)
3,000,000          Escambia County Health Facility Revenue, 5.95% due 7/1/2020  (Florida        Aaa/NR            3,568,560
                   Health Care Facility Loan Project; (Insured: AMBAC)
155,000            Florida Board of Education Capital Outlay, 9.125% due 6/1/2014 (ETM)*)       Aaa/AAA           222,219
905,000            Florida Board of Education Capital Outlay, 9.125% due 6/1/2014               Aa2/AA+           1,301,924
1,460,000          Florida Board of Education Capital Outlay Refunding Public Education         Aa2/AA+           1,657,991
                   Series D, 5.75% due 6/1/2018
1,000,000          Jea Florida State John's River Park Systems Revenue Refunding Issue-2 17th   Aa2/AA            1,141,610
                   Series, 5.25% due 10/1/2012
2,000,000          Lakeland Energy Systems Revenue Series A, 1.70% due 10/1/2035 put            VMIG1/A1+         2,000,000
                   10/7/2002 (weekly demand notes); (Bond Purchase Agreement Toronto-Dominion
                   Bank)
300,000            Orange County Florida School District Series B, 2.00% due 8/1/2025 put       Aaa/NR            300,000
                   10/1/2002 (daily demand notes)
500,000            Orlando & Orange County Expressway Revenue, 8.25% due 7/1/2014 (Insured:     Aaa/AAA           713,120
                   FGIC)
150,000            Osceola County Health Facilities Revenue Series 1994, 5.75% due 5/1/2004     Aaa/AAA           159,677
                   (Evangelical Lutheran Good Samaritan Project; (Insured: AMBAC)
1,000,000          Palm Beach County Florida Solid Waste Revenue Refunding Series A, 6.00%      Aaa/AAA           1,193,200
                   due 10/1/2010 (Insured: AMBAC)
1,200,000          Pasco County Housing Finance Authority MFHR, 5.50% due 6/1/2027 put          NR/AA             1,279,272
                   6/1/2008 (Cypress Trail Apartments Project; (Guaranty: Axa Reinsurance)
650,000            Pensacola Apartment Revenue Series A, 6.25% due 10/1/2004 (Insured: MBIA)    Aaa/AAA           705,776
1,105,000          Tampa Revenue, 5.50% due 11/15/2013 (Insured: MBIA)                          Aaa/AAA           1,284,993
1,000,000          Turtle Run Community Development District Refunding Water Management         Aaa/AAA           1,101,030
                   Benefit Special Assessment, 5.00% due 5/1/2011 (Insured: MBIA)
Georgia            (0.40%)
235,000            Georgia Municipal Electric Authority Power Revenue Unrefunded Series Y,      A2/NR             331,888
                   10.00% due 1/1/2010
1,500,000          Municipal Electric Authority Georgia Subordinated Series D, 1.60% due        VMIG1/A1+         1,500,000
                   1/1/2020 put 10/7/2002  (Project One) (weekly demand notes)
Hawaii             (1.00%)
2,000,000          Hawaii Department Budget & Finance, 6.40% due 7/1/2013 (Insured: MBIA)       Aaa/AAA           2,487,420
1,400,000          Hawaii Department Budget & Finance, 5.35% due 7/1/2018 (Wilcox Memorial      Baa1/BBB+         1,404,284
                   Hospital Project)
970,000            Hawaii Housing Finance Development Corp. Series B, 5.85% due 7/1/2017        Aaa/AAA           1,010,003
                   (Collateralized: FNMA)
Idaho              (0.30%)
985,000            Boise City Industrial Development Corp., 5.40% due 12/15/2009 (Western       A1/NR             1,011,713
                   Trailer Company Project; (LOC: First Security)
235,000            Idaho Housing Agency Single Family Mortgage Revenue Series C, 7.875% due     Aa1/AA            235,611
                   1/1/2021 (FHA/VA Mortgages)
Illinois           (12.20%)
1,930,000          Bedford Park Tax Increment Revenue Refunding Series 1993, 8.00% due          NR/BBB-           2,188,408
                   12/1/2010 pre-refunded 12/1/2004
300,000            Central Lake County Joint Action Water Agency Series 1991, 0% due 5/1/2005   Aaa/AAA           284,223
                   (Insured: MBIA)
800,000            Champaign County Community Unit Series C, 0% due 1/1/2011 pre-refunded       Aaa/AAA           583,024
                   1/1/2010 @ 94.672 (Insured: FGIC)
3,000,000          Chicago Housing Authority Capital, 5.00% due 7/1/2008                        Aa3/AA            3,230,040
500,000            Chicago Park District Harbor, 5.75% due 1/1/2011                             A2/A              575,365
2,285,000          Chicago Tax Increment Allocation Lincoln Belmont A, 5.30% due 1/1/2014       NR/A              2,396,599
                   (Insured: ACA)
500,000            Cook County Capital Improvement, 5.50% due 11/15/2008 (Insured: FGIC)        Aaa/AAA           565,890
2,250,000          Cook County Illinois Community School District 97 Series B, 9.00% due        Aaa/NR            3,322,283
                   12/1/2013 (Insured: FGIC)
655,000            Du Page County School District Capital Appreciation, 0% due 2/1/2010         Aaa/NR            504,520
                   (Insured: FGIC)
1,385,000          Hoffman Estates Illinois Tax Increment Revenue Junior Lien, 0% due           A3/A-             1,327,218
                   5/15/2004
1,655,000          Hoffman Estates Illinois Tax Increment Revenue Junior Lien, 0% due           A3/A-             1,403,241
                   5/15/2007
2,860,000          Illinois Development Finance Authority Revenue, 6.00% due 11/15/2012         Aaa/AAA           3,317,228
                   (Insured: MBIA)
500,000            Illinois Development Financing Authority, 7.125% due 3/15/2007 (Children's   NR/A-1            512,145
                   Home & Aid Society Project; (LOC: American National Bank of Chicago)
2,400,000          Illinois Development Financing Authority Debt Restructuring Revenue Series   NR/A              2,686,896
                   1994, 7.25% due 11/15/2009 (East St. Louis Project)
3,800,000          Illinois Educational Facilities Authority Revenues Adjusted Medium Term,     A2/A              3,862,434
                   4.75% due 11/1/2036 put 11/1/2016 @ 100 (Field Museum Project)
230,000            Illinois Educational Facilities Authority Revenues Loyola University A,      Aaa/AAA           278,419
                   6.00% due 7/1/2011 (Insured: MBIA)
230,000            Illinois Educational Facilities Authority Revenues Loyola University A,      Aaa/AAA           280,982
                   6.00% due 7/1/2012 (Insured: MBIA)
1,500,000          Illinois Educational Facilities Authority Revenues Midwestern University     NR/A              1,563,375
                   B, 5.50% due 5/15/2018 (Insured: ACA)
2,000,000          Illinois Educational Facilities Authority Revenues Series B, 4.40% due       Aa1/AA            2,087,500
                   7/1/2025 put 7/1/2004 (University of Chicago Project)
770,000            Illinois Educational Facilities Authority Revenues Unrefunded Balance        Aaa/AAA           919,773
                   Loyola A, 6.00% due 7/1/2011 (ETM)*)
770,000            Illinois Educational Facilities Authority Revenues Unrefunded Balance        Aaa/AAA           923,615
                   Loyola A, 6.00% due 7/1/2012 (ETM)*)
386,000            Illinois Health Facilities Authority Revenue, 7.60% due 8/15/2010            Aaa/AAA           396,075
                   (Insured: FSA)
1,900,000          Illinois Health Facilities Authority Revenue, 5.75% due 8/15/2013            Aaa/AAA           2,146,240
                   (Children's Memorial Hospital Series A Project; (Insured: AMBAC)
990,000            Illinois Health Facilities Authority Revenue, 5.70% due 2/20/2021 (Midwest   Aaa/NR            1,058,646
                   Care Center Project; (GNMA Collateralized)
1,250,000          Illinois Health Facilities Authority Revenue Healthcare Systems, 6.25% due   A2/A              1,346,263
                   11/15/2019 (OSF Healthcare)
42,000             Illinois Health Facilities Authority Revenue Series A, 7.60% due 8/15/2010   Aaa/AAA           44,032
                   (Insured: FSA)
870,000            Illinois Health Facilities Authority Revenue Series A, 6.10% due 8/15/2014   Aa2/AA+           934,076
                   (Northwestern Memorial Hospital Project)
1,000,000          Lake County Community Consolidated School District 73, 9.00% due 1/1/2006    Aaa/NR            1,208,060
                   (Insured: FSA)
5,550,000          Lake County Community High School Capital Appreciation Series B, 0% due      Aaa/NR            3,780,993
                   12/1/2012 (Insured: FGIC)
755,000            Marion Refunding, 5.00% due 9/15/2012 (Insured: FGIC)                        Aaa/AAA           850,070
710,000            McHenry County School District Woodstock General Obligation, 6.80% due       Aaa/AAA           811,182
                   1/1/2006 (Insured: FSA)
1,015,000          Melrose Park Tax Increment Series B, 6.50% due 12/15/2015 (Insured: FSA)     Aaa/AAA           1,237,843
800,000            Sangamon County Property Tax Lease Receipts, 7.45% due 11/15/2006            Aa3/NR            929,136
2,400,000          Sangamon County School District Series A, 5.875% due 8/15/2018 (Hay          NR/A              2,519,928
                   Edwards Project)
1,170,000          Sherman Revenue Refunding Mortgage, 6.10% due 10/1/2014 (GNMA                Aaa/AAA           1,342,704
                   Collateralized)
1,600,000          Sherman Revenue Refunding Mortgage, 6.20% due 10/1/2019 (GNMA                Aaa/AAA           1,818,416
                   Collateralized)
500,000            Southwestern Illinois Development Authority Revenue, 5.375% due 8/15/2015    Baa2/BBB+         496,075
1,590,000          University Illinois Revenue Capital Appreciation, 0% due 4/1/2014            Aaa/AAA           995,769
                   (Insured: MBIA)
1,000,000          Will & Kendall Counties Community Series B, 5.125% due 1/1/2014 (Insured:    Aaa/AAA           1,099,740
                   FSA)
3,000,000          Will County Community School 365-U Capital Appreciation, 0% due 11/1/2011    Aaa/AAA           2,148,150
                   (Insured: FSA)
Indiana            (6.20%)
895,000            Allen County Economic Development, 5.80% due 12/30/2012 (Indiana Institute   NR/NR             958,250
                   of Technology Project)
1,355,000          Allen County Economic Development, 5.75% due 12/30/2015 (Indiana Institute   NR/NR             1,470,690
                   of Technology Project)
1,000,000          Allen County War Memorial Series A, 5.25% due 11/1/2013 (Insured: AMBAC)     Aaa/NR            1,125,820
1,000,000          Boone County Hospital Association, 5.625% due 1/15/2015 (Insured: FGIC)      Aaa/AAA           1,144,900
165,000            Carmel Economic Development Revenue Refunding FHA Loan, 5.875% due           Aa2/NR            170,633
                   9/1/2005 (Insured: FHA)
1,515,000          Dyer Redevelopment Authority Economic, 6.40% due 7/15/2015                   NR/BBB+           1,686,710
1,910,000          Dyer Redevelopment Authority Economic, 6.50% due 7/15/2016                   NR/BBB+           2,126,403
350,000            East Chicago Elementary School Building First Mortgage Series A, 6.25% due   NR/A              402,483
                   7/5/2008 (State Aid Withholding)
1,000,000          Gary Building Corp. - Lake County First Mortgage Series 1994-B, 8.25% due    NR/NR             1,073,340
                   7/1/2010 (Sears Building Project)
1,020,000          Goshen Chandler School Building Capital Appreciation Refunding, 0% due       Aaa/AAA           753,239
                   1/15/2011 (Insured: MBIA)
255,000            Hamilton Heights Refunding Revenue, 6.60% due 1/1/2008 (State Aid            NR/A              263,157
                   Withholding)
2,600,000          Hamilton Southeastern Indiana, 6.25% due 7/15/2006 (North Delaware School    Aaa/AAA           2,971,358
                   Building Project) (Insured: AMBAC)
1,000,000          Huntington Economic Development Revenue, 6.40% due 5/1/2015 (United          NR/NR             1,062,630
                   Methodist Memorial Project)
1,500,000          Indiana Bond Bank Special Program Hendrick's Redevelopment Series B, 6.20%   NR/AA-            1,543,125
                   due 2/1/2023
575,000            Indiana Health Facility Hospital Revenue, 5.75% due 9/1/2015                 NR/AA-            586,557
800,000            Indiana Health Facility Hospital Revenue, 5.40% due 2/15/2016 (Clarian       Aaa/AAA           877,728
                   Health Obligation Group Project; (Insured: MBIA)
910,000            Indiana Public School Building Corp. First Mortgage, 6.00% due 7/5/2007      NR/AA             1,041,996
                   (State Aid Withholding)
1,065,000          Indiana State Educational Facilities Authority Revenue, 5.65% due            NR/A-             1,134,907
                   10/1/2015 (University Indianapolis Project)
1,025,000          Indiana State Educational Facilities Authority Revenue, 5.70% due            NR/A-             1,091,727
                   10/1/2016 (University Indianapolis Project)
500,000            Indianapolis Economic Development Revenue, 5.50% due 6/1/2014                Aa3/NR            551,350
740,000            Indianapolis Local Public Improvement Bond Bank, 0% due 7/1/2009             Aa2/AA-           588,544
500,000            Portage Township Indiana Multi School Bldg. 1st Mortgage, 5.50% due          Aaa/AAA           572,450
                   7/15/2015 (Insured: FGIC)
2,500,000          Rockport Pollution Control Revenue Series A, 4.90% due 6/1/2025 put          Baa2/BBB+         2,608,900
                   6/1/2007 (Indiana Michigan Power Company Project)
1,200,000          Wawasee Community School Corp. First Mortgage, 5.50% due 7/15/2012           NR/AA-            1,376,004
1,685,000          West Clark School Building Corp. First Mortgage, 5.75% due 7/15/2017         Aaa/AAA           1,938,677
                   (Insured: FGIC and State Aid Withholding)
Iowa               (2.40%)
185,000            Council Bluffs General Obligation Series B, 5.35% due 6/1/2004               NR/NR             185,466
3,350,000          Iowa Department General Services Certificate of Participation Series 1992,   Aaa/AAA           3,430,668
                   6.50% due 7/1/2006 (ETM)*; (Insured: AMBAC)
1,000,000          Iowa Finance Authority Health Care Facilities, 6.00% due 7/1/2013 (Genesis   A1/NR             1,113,090
                   Medical Center Project)
1,000,000          Iowa Finance Authority Hospital Facility Revenue, 6.00% due 7/1/2012         Aaa/AAA           1,201,330
                   (Trinity Regional Hospital Project; (Insured: FSA)
1,000,000          Iowa Finance Authority Hospital Facility Revenue, 6.75% due 2/15/2016        A1/NR             1,136,230
500,000            Iowa Finance Authority Mortgage Revenue Series A, 5.90% due 5/20/2020        Aaa/NR            549,490
                   (Abbey Healthcare Project; GNMA Collateralized)
2,000,000          Iowa Finance Authority Revenue, 6.00% due 12/1/2018 (Catholic Health         Aa3/AA-           2,197,280
                   Initiatives Project)
1,250,000          Iowa Finance Authority Revenue Refunding Trinity Health Series B, 5.75%      Aa3/AA-           1,380,675
                   due 12/1/2015
Kansas             (1.00%)
4,200,000          Wichita Hospital Revenue Refunding Improvement Series XI, 6.75% due          NR/A+             4,727,058
                   11/15/2019 (Christi Health System Project)
Kentucky           (1.30%)
2,160,000          Fulton County Industrial Building Revenue Series 1995, 7.20% due 2/1/2003    NR/NR             32,400
                   (H.I.S. Jeans of Kentucky Project; (Guarantee: CHIC by H.I.S.) (a)
2,020,000          Fulton County Industrial Building Revenue Series 1995, 7.60% due 2/1/2007    NR/NR             30,300
                   (H.I.S. Jeans of Kentucky Project; (Guarantee: CHIC by H.I.S.) (a)
1,665,000          Hickman Industrial Building Revenue, 6.95% due 8/1/2009 (H.I.S. Jeans of     NR/NR             27,473
                   Kentucky Project) (a)
4,000,000          Kentucky Economic Development Finance Authority Series C, 0% due 10/1/2015   Aaa/AAA           3,944,640
                   (Norton Healthcare Project; (Insured: MBIA)
1,120,000          Paintsville First Mortgage Revenue Refunding Series 1991, 8.65% due          NR/NR             1,154,160
                   9/1/2005 (Paul B. Hall Medical Center Project)
835,000            Wilmore Housing Facilities Revenue, 5.55% due 7/1/2013 (LOC: Allied Irish    NR/NR             894,510
                   Bank)
Louisiana          (3.60%)
7,129              East Baton Rouge Mortgage Financing Authority Purchase Revenue, 8.25% due    Aaa/AAA           7,458
                   2/25/2011 (GNMA Collateralized)
1,595,000          Jefferson Sales Tax District Revenue Series B, 5.50% due 12/1/2008           Aaa/AAA           1,822,240
                   (Insured: AMBAC), When Issued
390,000            Louisiana Local Government Environment Series A, 4.10% due 9/1/2007          Baa1/NR           390,679
                   (Housing Bellemont Apts. Project)
320,000            Louisiana Public Facilities Authority MFHR, 5.95% due 6/15/2019 put          NR/AA             324,000
                   6/15/2005  (Carlyle Apts. Project; (Insured: AXA)
2,838,524          Louisiana Public Facilities Authority Revenue Refinancing, 8.00% due         NR/NR             1,476,032
                   10/1/2009 (Schwegman Westside Expressway Project) (a)
3,000,000          Morehouse Parish Pollution Revenue Refunding Series A, 5.25% due             Baa2/BBB          3,124,350
                   11/15/2013 (International Paper Company Project)
6,500,000          Orleans Parish School Board, 0% due 2/1/2008 (ETM)*)                         Aaa/AAA           5,201,040
2,000,000          Plaquemines Port Harbor & Terminal Refunding Electro Coal D Convertible,     A3/BBB-           2,096,200
                   5.00% due 9/1/2007 (Teco Energy Inc. Project)
3,750,000          Steventon Parsonage LLC, 0% due 10/1/2009                                    NR/NR             2,625,000
Maryland           (0.20%)
935,000            Ann Arundel County Multi Family Housing Revenue, 7.45% due 12/1/2024 put     NR/BBB-           963,620
                   12/1/2003 (Twin Coves Apartment Project; (HUD Section 8)
Massachusetts      (1.40%)
20,000             Haverhill General Obligation Municipal Purpose Loan Series 1991, 7.50% due   Baa3/BBB          20,569
                   10/15/2011
1,350,000          Massachusetts Development Finance Agency Refunding, 6.25% due 1/1/2015       NR/NR             1,266,381
                   (Odd Fellows Home Project)
500,000            Massachusetts Health & Education Facilities Authority Revenue, 6.625% due    Aaa/NR            512,980
                   11/15/2022 pre-refunded 11/15/2004
2,510,000          Massachusetts Housing Finance Authority Insured Rental Housing Series        Aaa/AAA           2,663,612
                   1994-A, 6.20% due 1/1/2006 (Insured: AMBAC)
1,905,000          Massachusetts Industrial Financing Agency Revenue Series A, 6.125% due       Aaa/AAA           2,011,546
                   12/1/2011 (Insured: MBIA)
Michigan           (1.00%)
455,000            Auburn Hills Economic Limited Obligation Revenue Refunding and               NR/NR             457,002
                   Improvement, 6.15% due 12/1/2005 (Foamade Industries Project; (LOC:
                   Comerica Bank)
650,000            Kalamazoo Hospital Finance Authority Revenue Series 1994-A, 6.25% due        Aaa/AAA           808,685
                   6/1/2014 (Borgess Medical Center Project; ETM)
1,000,000          Kent Hospital Finance Authority Michigan Hospital, 7.25% due 1/15/2013       Aaa/AAA           1,257,310
                   (Insured: MBIA)
500,000            Michigan Housing Redevelopment Authority Ltd. Obligation, 6.50% due          Aaa/AAA           518,460
                   9/15/2007 (Greenwood Villa Project; Insured: FSA)
1,530,000          Southfield Economic Development Corp. Refunding Revenue N.W. 12 Limited      NR/NR             1,545,315
                   Partnership, 7.25% due 12/1/2010
Minnesota          (0.20%)
750,000            Monticello Pollution Control Revenue Northern States Power Co., 5.375% due   Baa1/BBB+         755,228
                   2/1/2003
Mississippi        (0.50%)
1,500,000          Mississippi Higher Educational Authority Series C, 7.50% due 9/1/2009        A2/NR             1,562,850
1,000,000          Mississippi Hospital Equipment Revenue, 6.40% due 1/1/2007 (Rush             Baa3/AAA          1,035,900
                   Foundation Project; Guaranteed: Connie Lee)
Missouri           (0.90%)
2,025,000          Missouri Development Finance Board Healthcare Series A, 5.40% due            A2/NR             2,083,482
                   11/1/2018 (Lutheran Home Aged Project; LOC: Commerce Bank)
2,000,000          Missouri Environment Improvement Energy Refunding, 3.90% due 1/2/2012 put    A2/A-2            2,049,620
                   9/1/2004 (Kansas City Power & Light Project)
Montana            (0.10%)
530,000            Montana Higher Education Student Assistance Corp. Series 1992-B, 7.05% due   A2/NR             542,360
                   6/1/2004
Nebraska           (0.20%)
845,000            Madison County Hospital Authority Number, 5.50% due 7/1/2014 (Faith          NR/AA             945,631
                   Regional Health Services Project; (Insured: Radian)
Nevada             (2.00%)
1,000,000          Clark County Passenger Facility Las Vegas McCarran International Airport     Aaa/AAA           1,023,480
                   Series A, 5.80% due 7/1/2003 (Insured: AMBAC)
1,280,000          Las Vegas Special Improvement District Refunding Senior Local Improvement    Aaa/AAA           1,399,808
                   Series A, 5.375% due 6/1/2013 (Insured: FSA)
2,600,000          Washoe County Capital Appreciation Reno Sparks Series B, 0% due 7/1/2011     Aaa/AAA           1,876,602
                   (Insured: FSA)
2,250,000          Washoe County NV Hospital Facility Revenue Series 1993 A, 6.00% due          A2/A+             2,313,855
                   6/1/2015 (Washoe Medical Center Project)
2,350,000          Washoe County School District Refunding Series B, 5.00% due 6/1/2010         Aaa/AAA           2,627,088
                   (Insured: FGIC)
New Hampshire      (0.70%)
3,000,000          New Hampshire Pollution Refunding Central Maine Power Co., 5.375% due        A3/BBB+           3,209,670
                   5/1/2014
New Jersey         (0.40%)
305,000            New Jersey EDA Refunding Revenue, 7.50% due 12/1/2019 (Spectrum for Living   A3/A              307,620
                   Development Project; (LOC: PNC Bank)
1,500,000          New Jersey State Educational Facilities Authority Princeton University       VMIG1/A1+         1,500,000
                   Series B, 2.00% due 7/1/2021 put 10/1/2002 (daily demand notes)
65,000             New Jersey State Transit Corp. Capital Grant Anticipation Notes Series A,    Aaa/AAA           65,162
                   5.125% due 2/1/2004 (Insured: AMBAC)
New Mexico         (0.80%)
445,000            Espanola Gross Receipts Tax Refunding & Improvement, 5.70% due 3/1/2006      Aaa/AAA           446,531
                   (Insured: AMBAC)
100,000            Farmington Pollution Control Revenue, 2.00% due 5/1/2024 put 10/1/2002       P1/A1+            100,000
                   (daily demand notes); (LOC: Bank of America)
2,000,000          New Mexico Hospital Equipment Loan Series A, 5.75% due 8/1/2016              A1/A+             2,201,660
                   (Presbyterian Healthcare Project)
590,000            Sandia Pueblo General Obligation, 5.40% due 12/1/2003 (LOC: Norwest Bank)    NR/AA-            593,304
600,000            Sandia Pueblo General Obligation, 5.60% due 12/1/2005 (LOC: Norwest Bank)    NR/AA-            603,096
New York           (2.00%)
1,080,000          Metro Transportation Authority New York Service Control Series B, 5.25%      A3/AA-            1,195,117
                   due 7/1/2006
1,000,000          Nassau Health Care Corp., 6.00% due 8/1/2011 (Insured: FSA)                  Aaa/AAA           1,192,210
2,700,000          New York City Adjustment Subseries E-5, 2.00% due 8/1/2016 put 10/1/2002     VMIG1/A1+         2,700,000
                   (daily demand notes)
1,935,000          New York City General Obligation Series E, 6.00% due 8/1/2008 (Insured:      Aaa/AAA           2,210,641
                   FGIC)
875,000            New York City Trust Cultural Resources, 5.75% due 7/1/2015 (Museum of        NR/A              964,128
                   American Folk Art Project; (Insured: ACA)
500,000            New York Dormitory Authority Revenue Series B, 6.25% due 5/15/2014           Aaa/AAA           548,165
                   pre-refunded 5/15/2004
220,000            New York Housing Finance Service Series A, 6.375% due 9/15/2015              A3/AAA            260,669
                   pre-refunded 9/15/2007 @ 100
400,000            New York Series B, 1.95% due 8/15/2018 put 10/1/2002 (daily demand notes)    VMIG1/A1+         400,000
North Carolina     (0.40%)
650,000            Craven County Industrial Facilities Pollution Control Financing Authority    Baa2/NR           661,434
                   Solid Waste Revenue, 7.875% due 6/1/2005 (Weyerhaeuser Company Project)
1,200,000          North Carolina Eastern Municipal Power Refunding Series A, 5.70% due         Aaa/AAA           1,357,752
                   1/1/2013 (Insured: MBIA)
North Dakota       (0.10%)
365,000            Grand Forks Health Care System Revenue Bonds Series 1997, 6.25% due          Aaa/AAA           415,472
                   8/15/2006 (Altra Health Systems Obligated Group Project; (Insured: MBIA)
Ohio               (2.20%)
170,000            Bellefontaine Hospital Facility Revenue and Refunding Series 1993, 6.00%     NR/BBB            170,887
                   due 12/1/2002 (Mary Rutan Health-Logan County Project)
250,000            Bowling Green State University General Receipts Series 1991, 6.70% due       A2/A              254,553
                   6/1/2007
1,000,000          Butler County Transportation Improvement, 6.00% due 4/1/2010 (Insured:       Aaa/AAA           1,167,000
                   FSA)
1,650,000          Cleveland Cuyahoga County Development Port Cleveland Bond Fund A, 6.25%      NR/NR             1,751,854
                   due 5/15/2016
1,500,000          Cuyahoga County Mortgage Revenue Bonds Series 1997-E, 5.40% due 1/1/2018     NR/NR             1,508,310
                   put 1/1/2003 (Pelton Retirement Community Project; (LOC: First National
                   Bank of Ohio)
1,100,000          Franklin County Health Care Revenue Series 1995-A, 6.00% due 11/1/2010       Aa2/NR            1,187,780
                   (Heinzerling Foundation Project; (LOC: BancOne - Columbus)
500,000            Franklin County Hospital, 5.80% due 12/1/2005 (Doctors Project) (ETM)*)      A3/NR             532,405
45,000             Hamiliton County Hospital Facilities Refunding Revenue Series 1992, 6.80%    Aa1/NR            45,590
                   due 1/1/2008 (Episcopal Retirement Homes, Inc. Project; (LOC: Fifth/Third
                   Bank)
500,000            Middleburg Heights Ohio Refunding, 6.75% due 8/15/2005 (Southwest General    Aaa/AAA           567,675
                   Health Center Project; (Insured: FSA)
795,000            North Ridgeville Economic Development, 0% due 2/1/2015                       NR/A              299,580
2,000,000          Ohio Pollution Control Revenue Refunding, 5.625% due 3/1/2015 (General       A3/BBB+           2,184,300
                   Motors Corporation Project)
760,000            Reynoldsburg Health Care Facilities Revenue Bonds Series 1997, 5.70% due     Aaa/NR            840,970
                   10/20/2012 (GNMA Collateralized)
Oklahoma           (2.60%)
500,000            Grady County Oklahoma Industrial Authority Correctional Facilities, 5.00%    Aaa/AAA           518,960
                   due 11/1/2004 (Insured: MBIA)
1,020,000          Oklahoma City Municipal Improvement Authority, 0% due 7/1/2008 (Insured:     Aaa/AAA           847,334
                   AMBAC)
500,000            Oklahoma City Municipal Water Sewer Capital Appreciation Series C, 0% due    Aaa/AAA           453,970
                   7/1/2006 (Insured: AMBAC)
215,000            Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2007 (Insured:      Aaa/AAA           187,065
                   AMBAC)
1,125,000          Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2011 (Insured:      Aaa/AAA           808,515
                   AMBAC)
1,485,000          Oklahoma City Municipal Water Sewer Series C, 0% due 7/1/2013 (Insured:      Aaa/AAA           963,899
                   AMBAC)
825,000            Oklahoma Development Finance Authority Hospital Association Pooled           Aaa/AAA           923,967
                   Hospital A, 5.40% due 6/1/2013 (Insured: AMBAC)
750,000            Oklahoma Industrial Authority Revenue Refunding, 6.00% due 8/15/2010         Aaa/AAA           879,397
                   (Integris Baptist Project; (Insured: AMBAC)
785,000            Pushmataha County Town of Antlers Hospital Authority Revenue Series 1991,    NR/NR             801,854
                   8.75% due 6/1/2006
2,800,000          Tulsa County Oklahoma Independent School District Combined Purpose, 4.50%    Aa3/A+            3,046,204
                   due 8/1/2007
1,485,000          Tulsa Industrial Development Authority Hospital Revenue, 6.10% due           Aa3/AA            1,678,555
                   2/15/2009 pre-refunded 2/15/2006 @ 100 (St. John Medical (Center Project)
500,000            Tulsa Public Facilities Authority Solid Waste Revenue, 5.65% due 11/1/2006   Aaa/AAA           559,280
                   (Ogden Martin Project; Insured: AMBAC)
500,000            Woodward Municipal Hospital Authority Revenue Series 1994, 8.25% due         NR/NR             523,175
                   11/1/2009
Oregon             (1.00%)
1,025,000          Albany Hospital Facility Authority Gross Revenue and Refunding Series        NR/NR             1,063,099
                   1994, 7.00% due 10/1/2005 (Mennonite Home Project)
1,340,000          Clackamas County Hospital Facility Refunding Odd Fellows Home Series A,      NR/NR             1,330,272
                   5.70% due 9/15/2013
800,000            Forest Grove Campus Improvement & Refunding Pacific University, 6.00% due    NR/AA             912,760
                   5/1/2015 (Insured: Radian)
300,000            Oregon Economic Development Department Revenue Series CLII, 7.00% due        Aa2/NR            302,712
                   12/1/2002 (Smokecraft Project; LOC: Seafirst Bank)
1,070,000          Oregon Economic Development Department Revenue Series CLII, 7.70% due        Aa2/NR            1,177,503
                   12/1/2014 (Smokecraft Project; LOC: Seafirst Bank)
Pennsylvania       (2.80%)
380,000            Admiral Peary Area Vocational School, 5.25% due 2/1/2005                     NR/A              381,037
2,000,000          Allegheny County Hospital Development, 6.50% due 5/1/2014 (South Hills       A3/NR             2,093,340
                   Health Systems A Project)
500,000            Allegheny County Hospital Development, 7.00% due 8/1/2015 (ETM)*)            Caa/AAA           645,620
1,400,000          Allegheny County Hospital Development Health Series B, 6.50% due 5/1/2012    A3/NR             1,561,728
                   (South Hills Health Systems Project)
1,975,000          Carbon County Industrial Development Authority Refunding, 6.65% due          NR/BBB-           2,099,484
                   5/1/2010 (Panther Creek Partners Project)
575,000            Chartiers Valley School District Capital Appreciation Refunding Series 2,    Aaa/AAA           508,444
                   0% due 3/1/2007 (ETM)*)
795,000            Lancaster County Capital Appreciation Series B, 0% due 5/1/2014 (Insured:    Aaa/NR            496,390
                   FGIC)
795,000            Lancaster County Capital Appreciation Series B, 0% due 11/1/2014 (Insured:   Aaa/NR            483,805
                   FGIC)
800,000            Lancaster County Capital Appreciation Series B, 0% due 5/1/2015 (Insured:    Aaa/NR            466,944
                   FGIC)
785,000            Lehigh County General Purpose Shephard Rehab. Hospital, 6.00% due            Aaa/AAA           907,492
                   11/15/2007 (Insured: AMBAC)
80,000             Manheim Township School Authority School Revenue Series 1978, 6.625% due     NR/AAA            91,253
                   12/1/2007 pre-refunded 12/1/2005
800,000            McKeesport Area School District Series B, 0% due 10/1/2004                   NR/A              766,688
1,000,000          Montgomery County Industrial Development Authority Revenue, 7.50% due        NR/AA-            1,012,310
                   1/1/2012 (LOC: Banque Paribas)
2,032,839          Pennsylvania High Education University Compound Interest Series 14, 0% due   Aaa/AAA           550,534
                   7/1/2020 (Insured: AMBAC)
500,000            Pennsylvania State Higher Educational Facility Allegheny Delaware Valley     Aaa/AAA           560,695
                   Obligation A, 5.60% due 11/15/2009 (Insured: MBIA)
725,000            Philadelphia Water & Sewer Revenue 10th Series, 7.35% due 9/1/2004 (ETM)*)   Aaa/AAA           780,455
Rhode Island       (0.70%)
1,840,000          Providence Series C, 5.50% due 1/15/2011 (Insured: FGIC)                     Aaa/AAA           2,124,243
1,000,000          Rhode Island Health & Education Building Refunding, 6.00% due 8/1/2014       NR/AAA            1,126,730
                   (Credit Support: FHA)
South Carolina     (0.20%)
950,000            Florence County Certificate of Participation Series, 6.00% due 3/1/2008      Aaa/AAA           986,385
                   (Insured: AMBAC)
South Dakota       (0.20%)
1,000,000          South Dakota Housing Development Authority Homeownership Series B            Aa1/AAA           1,058,670
                   Remarket, 4.85% due 5/1/2009
Tennessee          (0.90%)
2,000,000          Chattanooga Hamilton County Refunding, 5.375% due 10/1/2004 (Erlanger        Aaa/AAA           2,142,900
                   Medical Center Project) (Insured: FSA)
2,000,000          Knox County Health, 4.90% due 6/1/2031 put 6/1/2011 (FNMA Collateralized)    NR/AAA            2,156,500
Texas              (16.80%)
650,000            Bexar County Health Facilities Development Corp., 6.125% due 7/1/2022        NR/BBB-           661,193
                   (Army Retirement Residence Project)
600,000            Bexar County Housing Finance Corp., 5.50% due 1/1/2016 (Insured: MBIA)       Aaa/NR            643,704
1,035,000          Bexar County Housing Finance Corp., 5.70% due 1/1/2021 (Insured: MBIA)       Aaa/NR            1,091,625
2,000,000          Bexar County Housing Finance Corp., 6.50% due 12/1/2021                      A3/NR             2,028,300
1,200,000          Bexar County Housing Finance Corp. Multi Family Housing, 5.40% due           Aaa/NR            1,307,508
                   8/1/2012 (Dymaxion & Marrach Park Apts. A Project; (Insured: MBIA)
1,270,000          Bexar County Housing Finance Corp. Multi Family Housing, 5.95% due           Aaa/NR            1,377,874
                   8/1/2020 (Dymaxion & Marrach Park Apts. A Project; (Insured: MBIA)
975,000            Bexar County Housing Finance Corp. Series A, 5.875% due 4/1/2014 (Honey      Aaa/NR            1,065,031
                   Creek Apartments Project; (Insured: MBIA)
800,000            Bexar County Housing Finance Corp. Series A, 6.125% due 4/1/2020 (Honey      Aaa/NR            876,272
                   Creek Apartments Project; (Insured: MBIA)
2,800,000          Birdville Independent School District Refunding, 0% due 2/15/2012 (PSF       Aaa/AAA           1,960,168
                   Guaranteed)
2,000,000          Brazos River Texas Harbor Navigation District Series B-3, 5.15% due          A3/A              2,052,220
                   5/15/2033 put 5/15/2009 (Dow Chemical Company Project)
1,130,000          Carroll Independent School District Capital Appreciation Refunding, 0% due   Aaa/AAA           799,328
                   2/15/2011 (PSF Guaranteed)
5,000,000          Coppell Independent School District Capital Appreciation Refunding, 0% due   NR/AAA            3,014,700
                   8/15/2013 (PSF Guaranteed)
1,100,000          De Soto Texas Independent School District Refunding, 5.125% due 8/15/2017    NR/AAA            1,102,365
                   (PSF Guaranteed)
3,360,000          Duncanville Independent School District Capital Appreciation Refunding       Aaa/AAA           2,105,813
                   Series B, 0% due 2/15/2014 (ETM)*)
3,000,000          Duncanville Independent School District Capital Appreciation Refunding       Aaa/AAA           1,570,500
                   Series B, 0% due 2/15/2016 (PSF Guaranteed)
3,750,000          El Paso Independent School District Capital Appreciation Refunding, 0% due   Aaa/AAA           2,706,862
                   8/15/2010 (PSF Guaranteed)
2,500,000          El Paso Independent School District Capital Appreciation Refunding, 0% due   Aaa/AAA           1,697,400
                   8/15/2011 (PSF Guaranteed)
590,000            El Paso Multi Family Housing Revenue Series A, 6.15% due 12/1/2002           A1/NR             591,027
2,460,000          Ennis Independent School District Refunding, 0% due 8/15/2012 (PSF           Aaa/NR            1,651,054
                   Guaranteed)
2,490,000          Ennis Independent School District Refunding, 0% due 8/15/2013 (PSF           Aaa/NR            1,559,935
                   Guaranteed)
2,525,000          Ennis Independent School District Refunding, 0% due 8/15/2014 (PSF           Aaa/NR            1,452,531
                   Guaranteed)
1,000,000          Fort Worth Water & Sewer Revenue, 5.25% due 2/15/2009                        Aa2/AA            1,124,640
1,375,000          Gulf Coast Center Revenue, 6.75% due 9/1/2020 (Mental Health Retardation     NR/BBB+           1,467,895
                   Center Project)
2,000,000          Harris County Houston Sports Capital Appreciation Senior Lien Series G, 0%   Aaa/AAA           948,560
                   due 11/15/2018 (Insured: MBIA)
6,245,000          Hays Consolidated Independent School District Capital Appreciation, 0% due   Aaa/AAA           3,939,284
                   8/15/2013 (PSF Guaranteed)
880,000            Houston Water Conveyance System Contract Certificate of Participation        Aaa/AAA           981,253
                   Series F, 7.20% due 12/15/2004 (Insured: AMBAC)
470,000            Irving Hospital Authority Series B, 5.80% due 7/1/2009 (Irving Healthcare    Aaa/AAA           500,075
                   Systems Project; (Insured: FSA)
1,500,000          Irving Waterworks & Sewer Revenue Refunding & Improvement, 5.375% due        Aa2/AA            1,677,825
                   8/15/2014
2,000,000          Leander Independent School District Unlimited Tax School Building &          Aaa/NR            1,898,900
                   Refunding Series 1992, 0% due 8/15/2005 (PSF Guaranteed)
1,420,000          Mesquite Independent School District Refunding, 0% due 8/15/2012 (PSF        NR/AAA            937,711
                   Guaranteed)
800,000            Midland County Hospital District Revenue, 0% due 6/1/2007                    NR/A-             644,872
1,000,000          Midlothian Independent School District Capital Appreciation Refunding, 0%    Aaa/NR            700,060
                   due 2/15/2012 (PSF Guaranteed)
400,000            Midtown Redevelopment Authority Tax, 5.50% due 1/1/2004 (Insured: Radian)    NR/AA             417,476
735,000            Midtown Redevelopment Authority Tax, 6.00% due 1/1/2012 (Insured: Radian)    NR/AA             842,972
500,000            Midtown Redevelopment Authority Tax, 6.00% due 1/1/2013 (Insured: Radian)    NR/AA             571,555
500,000            North Central Texas Health Facility Development, 5.50% due 4/1/2005 (Zale    Aaa/AAA           542,130
                   Lipshy University Hospital Project; (Insured: FSA)
2,400,000          North Central Texas Health Facility Development Series B, 5.75% due          Aaa/AAA           2,748,528
                   2/15/2015 (Insured: MBIA)
1,000,000          Pharr San Juan Alamo Independent Building, 5.75% due 2/1/2013 (PSF           Aaa/AAA           1,150,000
                   Guaranteed)
1,000,000          Sabine River Authority Pollution Refunding Series A, 5.50% due 5/1/2022      Baa1/BBB+         1,028,750
                   put 11/1/2011 (TXU Electric Company Project)
3,000,000          Sam Rayburn Texas Municipal Power Agency Refunding, 6.00% due 10/1/2016      Baa2/BBB-         3,216,780
1,775,000          Stafford Economic Development, 6.00% due 9/1/2017 (Insured: FGIC)            Aaa/AAA           2,124,409
715,000            Tarrant County Health Facilities, 6.00% due 9/1/2004 (Harris Methodist       Aaa/AAA           774,688
                   Health Systems Project; (ETM)*; Insured: AMBAC)
3,500,000          Tarrant County Health Facilities, 6.625% due 11/15/2020                      A3/A-             3,832,360
                   (Adventist/Sunbelt)
2,500,000          Texarkana Health Facilities Hospital Refunding Series A, 5.75% due           Aaa/AAA           2,926,975
                   10/1/2011 (Insured: MBIA)
1,000,000          Texas State Capital Appreciation Refunding Super conducting Series C, 0%     Aaa/AAA           973,580
                   due 4/1/2004 (ETM)*)
1,000,000          Texas State Turnpike Authority Central Turnpike Systems Bond Anticipation    Aa3/AA            1,105,920
                   Notes Second Tier, 5.00% due 6/1/2007
3,000,000          Travis County Health Facilities Development Series A, 6.25% due 11/15/2014   Aaa/AAA           3,527,100
                   (Ascension Health Project (Insured: MBIA)
2,000,000          Travis County Health Facilities Development Series A, 5.75% due 11/15/2010   Aaa/AAA           2,302,600
                   (Ascension Health Project; (Insured: MBIA)
600,000            Upper Trinity Regional Water District Regional Treated Water Supply          Aaa/AAA           734,016
                   Systems Series A, 7.125% due 8/1/2008 (Insured: FGIC)
870,000            Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2015      Aa2/AA            968,014
                   (Ascension Health)
1,050,000          Waco Health Facilities Development Corp. Series A, 6.00% due 11/15/2016      Aa2/AA            1,163,516
                   (Ascension Health)
500,000            West Harris County Municipal Utility Refunding, 6.00% due 3/1/2017           NR/AA             544,210
                   (Insured: Radian)
3,225,000          Wylie Independent School District Refunding, 0% due 8/15/2016 (PSF           NR/AAA            1,702,187
                   Guaranteed)
Utah               (1.40%)
1,085,000          Salt Lake City Municipal Building Series B, 5.30% due 10/15/2012 (Insured:   Aaa/AAA           1,228,231
                   AMBAC)
595,000            Utah Board Regents Auxiliary Refunding Series A, 5.25% due 5/1/2013          NR/AA             669,351
1,000,000          Utah County Municipal Building Authority, 5.50% due 11/1/2016                Aaa/NR            1,128,730
1,990,000          Utah Housing Finance Agency, 6.05% due 7/1/2016 (Credit Support: FHA)        NR/AAA            2,080,207
535,000            Utah Housing Finance Agency Single Family Mortgage D-2 Class I, 5.85% due    Aa2/AA            566,265
                   7/1/2015
940,000            Utah Water Finance Agency Revenue Pooled Loan Financing Program Series A,    Aaa/NR            1,061,523
                   5.00% due 10/1/2012 (Insured: AMBAC)
Virginia           (4.30%)
2,000,000          Alexandria Industrial Development Authority, 5.90% due 10/1/2020 (Insured:   Aaa/AAA           2,294,520
                   AMBAC)
1,500,000          Alexandria Industrial Development Authority Institute For Defense Analyses   Aaa/AAA           1,775,745
                   Series A, 6.00% due 10/1/2014 (Insured: AMBAC)
1,590,000          Alexandria Industrial Development Authority Institute For Defense Analyses   Aaa/AAA           1,882,290
                   Series A, 6.00% due 10/1/2015 (Insured: AMBAC)
500,000            Arlington County Industrial Development, 6.30% due 7/1/2016                  NR/A              528,975
2,000,000          Capital Region Airport Commission Virginia Refunding Series B, 8.125% due    Aaa/AAA           2,247,860
                   7/1/2014 (Insured: AMBAC)
1,000,000          Fauquier County Industrial Development Authority, 5.50% due 10/1/2016        NR/AA             1,124,620
                   (Insured: Radian)
2,000,000          Hampton Redevelopment Housing Authority Multi Family Housing Refunding       Baa1/A1+          2,086,360
                   Series 1994, 7.00% due 7/1/2024 put 7/1/2004 (Chase Hampton Apartments
                   Project; (LOC: Credit Suisse)
760,000            Hanover County Industrial Development Authority Medical Facilities           Aaa/AAA           762,082
                   Revenue, 6.00% due 10/1/2021 (Insured: MBIA)
1,635,000          Norton Industrial Development Authority Hospital Refunding, 6.00% due        NR/A              1,845,457
                   12/1/2014 (Norton Community Hospital Project; (Insured: ACA)
2,095,000          Spotsylvania County Industrial Development, 6.00% due 9/1/2019 put           NR/NR             2,180,958
                   9/1/2008 (Walter Grinders Project; (LOC: Deutsche Bank)
2,000,000          Suffolk Redevelopment Housing Authority MFHR, 7.00% due 7/1/2024 put         Baa2/NR           2,058,000
                   7/1/2004 (Chase Heritage @ Dulles Project)
500,000            Virginia College Building Authority, 5.55% due 11/1/2019 put 11/1/2004 @     Aa1/AA            537,935
                   100 (University Richmond Project)
1,000,000          Virginia Housing Development Authority Subordinated Series D-3, 6.05% due    Aa1/AA+           1,049,600
                   7/1/2013
Washington         (6.00%)
1,500,000          Benton County Public Utility District Refunding Series A, 5.625% due         Aaa/AAA           1,743,675
                   11/1/2012 (Insured: FSA)
1,000,000          Bremerton Water & Sewer Improvement Revenue Series B, 6.00% due 9/1/2003     Aaa/AAA           1,040,580
                   (Insured: FGIC)
2,000,000          Energy Northwest Washington Electric Revenue Refunding Series A, 5.375%      Aaa/AAA           2,266,140
                   due 7/1/2013 (Project Number 1; (Insured: FSA)
1,000,000          Energy Northwest Washington Wind Project Series A, 5.60% due 7/1/2015        Baa1/NR           1,028,080
745,000            Energy Northwest Washington Wind Project Series B, 5.10% due 7/1/2009        Baa1/NR           776,901
120,000            Grant County Public Utility District-2 Wanapum Hydro Electric Revenue        Aaa/AAA           121,341
                   Series C, 6.00% due 1/1/2003 (Insured: AMBAC)
415,000            Grant County Public Utility District-2 Wanapum Hydro Electric Revenue        Aaa/AAA           464,227
                   Series C, 6.00% due 1/1/2006 (Insured: AMBAC)
1,200,000          Pilchuck Development Public Corp. IDRB Series 1993, 6.25% due 8/1/2010       A1/NR             1,220,256
                   (Little Neck Properties Project; (LOC: U.S. Bancorp)
790,000            Port of Grays Harbor Revenue Refunding, 6.05% due 12/1/2002                  A3/BBB+           795,325
750,000            Tacoma WA. Electric Systems Revenue Series A, 5.50% due 1/1/2012             Aaa/AAA           861,135
1,350,000          University of Washington Revenue Refunding, 5.25% due 8/15/2009              Aaa/AAA           1,511,041
                   (University of Washington Medical Center Project; (Insured: MBIA)
2,690,000          Washington Health Care Facilities, 5.50% due 12/1/2010 (Insured: MBIA)       Aaa/AAA           3,051,375
1,735,000          Washington Health Care Facilities, 6.00% due 12/1/2014 (Insured: MBIA)       Aaa/AAA           2,008,557
1,945,000          Washington Health Care Facilities, 6.00% due 12/1/2015 (Insured: MBIA)       Aaa/AAA           2,241,826
1,500,000          Washington Health Care Facilities Refunding, 6.375% due 10/1/2010            Aaa/AAA           1,800,240
                   (Insured: FGIC)
1,025,000          Washington Health Care Facilities Sea Mar Community Health Center, 5.60%     Aa3/NR            1,095,500
                   due 1/1/2018
500,000            Washington Nonprofit Housing, 5.60% due 7/1/2011 (Kline Galland Center       NR/AA             556,690
                   Project; (Insured: Radian)
1,000,000          Washington Nonprofit Housing, 5.875% due 7/1/2019 (Kline Galland Center      NR/AA             1,090,290
                   Project; (Insured: Radian)
1,000,000          Washington Public Power Supply Capital Appreciation Refunding Series B, 0%   Aa1/AA-           717,440
                   due 7/1/2011
3,030,000          Washington Public Power Supply Refunding Series A, 5.00% due 7/1/2011        Aaa/AAA           3,364,845
                   (Insured: FSA)
960,000            Washington Public Power Supply System, 0% due 7/1/2010 (Project 3)           Aa1/AA-           721,939
Wisconsin          (0.70%)
165,000            Bass Lake PCRB, 6.50% due 4/1/2005 (Johnson Timber Corp. Project; SBA        NR/NR             166,914
                   Guaranty)
1,000,000          Wisconsin Health and Educational Facilities, 5.75% due 8/15/2020 (Eagle      NR/AA             1,076,690
                   River Memorial Hospital Inc. Project; (Insured: Radian)
2,000,000          Wisconsin Housing and Economic Development Housing Series A, 5.875% due      Aaa/AAA           2,152,040
                   11/1/2016 (Insured: AMBAC)

                   TOTAL INVESTMENTS  (100%) (Cost $445,148,011)                                              $ 473,190,098
+Credit ratings are unaudited.
*Escrowed to maturity
(a) Bond in default, non income-producing security.
See notes to financials.




Report of independent accountants

Thornburg Intermediate Municipal Fund

September 30, 2002



To the Trustees and Shareholders of
Thornburg Investment Trust

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Thornburg Intermediate Municipal Fund series of Thornburg Investment Trust (the "Fund") at September 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights for the year ended September 30, 1998 were audited by other independent accountants whose report dated October 23, 1998 expressed an unqualified opinion on those financial highlights.


PricewaterhouseCoopers LLP

New York, New York
November 8, 2002

Index Comparisons

Thornburg Intermediate Municipal Fund

September 30, 2002

Index Comparison
Compares performance of Intermediate Municipal Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 2002. On September 30, 2002, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.7 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares.



Class A Shares
Average Annual Total Returns
(periods ending 9/30/02)(at max. offering price)
One year:                           5.25%
Five years:                         4.63%
Ten years:                          5.69%
Since inception: (7/22/91):         6.19%

Class C Shares
Average Annual Total Returns
(periods ending 9/30/02)
One year:                           6.97%
Five years:                         4.62%
Since inception: (9/1/94):          5.23%

Trustees and Officers

Thornburg Intermediate Municipal Fund

Name, Address       Position(s)       Term of           Principal                        Number of         Other
and Age (1)         Held with         Office            Occupation(s)                    Portfolios        Directorships
                    Fund (2)          and               During Past                      in Fund           Held by
                                      Length of         5 Years                          Complex           Trustee or
                                      Time                                               Overseen          Nominee for
                                      Served                                             by Trustee(2)     Trustee

Interested Trustees

Garrett             Chairman          Trustee           CEO, Chairman and controlling    Eleven            None
Thornburg,          of Trustees (3)   Since             shareholder of Thornburg
56                                    1987 (4)          Investment Management, Inc.
                                                        (investment adviser) and
                                                        Thornburg Securities
                                                        Corporation (securities dealer);
                                                        Chairman of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        (registered investment company);
                                                        CEO and Chairman of Thornburg
                                                        Mortgage, Inc. (real estate
                                                        investment trust); Chairman
                                                        of Thornburg Mortgage
                                                        Advisory Corporation (investment
                                                        manager to Thornburg
                                                        Mortgage, Inc.).

Brian J. McMahon,   Trustee,          Trustee           President and Managing Director    Nine            None
46                  President,        Since             of Thornburg Investment
                    Assistant         2001;             Management, Inc.; President
                    Secretary (5)     President         of Thornburg Limited Term
                                      Since 1997        Municipal Fund, Inc.
                                      (4)(6)

Independent Trustees

David A. Ater,      Trustee           Trustee           Principal in Ater & Ater           Nine            Director of
55                                    since             Associates, Santa Fe, New                          Thornburg
                                      1994 (4)          Mexico (developer, planner                         Mortgage, Inc.
                                                        and broker of residential and                      (real estate
                                                        commercial real estate); owner,                    investment trust)
                                                        developer and broker for
                                                        various real estate projects.

David D. Chase,     Trustee           Trustee           Chairman, President and CEO        Eleven          Director of
61                                    since             of general partner of Vestor                       Thornburg
                                      2001 (4)          Partners, LP, Santa Fe, NM                         Limited Term
                                                        (private equity fund); Chairman                    Municipal Fund,
                                                        and CEO of Vestor Holdings,                        Inc. (registered
                                                        Inc., Santa Fe, NM (merchant                       investment
                                                        bank).                                             company)

Forrest S. Smith,   Trustee           Trustee           Attorney in private practice        Nine           None
72                                    since             and shareholder, Catron, Catron
                                      1987 (4)          & Sawtell (law firm), Santa Fe, NM.


James W. Weyhrauch, Trustee          Trustee           Executive Vice President and        Nine           None
42                                   since             Director, Nambe Mills, Inc.
                                     1996 (4)          (manufacturer) Santa Fe, NM.

Officers of the Fund (who are not Trustees) (7)

Dawn B. Fischer,    Secretary;        Secretary         Vice President, Secretary and       N/A            N/A
55                  Assistant         and               Managing Director, Thornburg
                    Treasurer         Assistant         Investment Management, Inc.;
                                      Treasurer         Secretary, Thornburg Limited Term
                                      Since 1987        Municipal Fund, Inc.; Secretary,
                                      (6)               Thornburg Securities Corporation;
                                                        Vice President, Daily Tax Free
                                                        Income Fund, Inc. (registered
                                                        investment company).

Steven J. Bohlin,   Vice President;   Vice              Vice President and Managing          N/A           N/A
43                  Treasurer         President         Director of Thornburg Investment
                                      Since 1987;       Management, Inc.; Vice President
                                      Treasurer         of Thornburg Limited Term
                                      Since 1989        Municipal Fund, Inc.
                                      (6)

George T.Strickland,Vice President    Vice              Vice President and Managing          N/A           N/A
39                                    President         Director of Thornburg Investment
                                      Since 1999        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

William V. Fries,   Vice President    Vice              Managing Director of                 N/A           N/A
63                                    President         Thornburg Investment
                                      Since 1995        Management, Inc.
                                      (6)


Leigh Moiola,       Vice President    Vice              Vice President and Managing          N/A           N/A
35                                    President         Director of Thornburg Investment
                                      Since 2001        Management, Inc.; Vice President
                                      (6)               of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Kenneth Ziesenheim, Vice President    Vice              Managing Director of Thornburg       N/A           N/A
48                                    President         Investment Management, Inc.;
                                      Since 1995        President of Thornburg Securities
                                      (6)               Corporation; Vice President
                                                        of Thornburg Limited Term
                                                        Municipal Fund, Inc.

Alexander Motola,   Vice President    Vice              Managing Director of Thornburg       N/A           N/A
32                                    President         Investment Management, Inc.
                                      Since 2001        since 2000; Vice President of
                                      (6)               Thornburg Limited Term
                                                        Municipal Fund, Inc. since 2001;
                                                        Portfolio Manager, Insight Capital
                                                        Research & Management, Inc.,
                                                        Walnut Creek, California
                                                        1995-2000.
Dale Van Scoyk,    Vice President     Vice              Account Manager for Thornburg        N/A           N/A
54                                    President         Investment Management, Inc.
                                      Since 1998        since 1997, and Vice President
                                      (6)               and Managing Director since
                                                        1999; Vice President of Thornburg
                                                        Limited Term Municipal Fund,
                                                        Inc. since 1999; National Account
                                                        Manager for Heartland Funds
                                                        1993-1997.

Wendy Trevisani,  Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
31                                   President          Management, Inc. since 1999 and
                                     Since 1999         Vice President since 2000; Vice
                                     (6)                President of Thornburg Limited
                                                        Term Municipal Fund, Inc.
                                                        1999-2002; Sales Representative,
                                                        Salomon Smith Barney 1996-1999.

Joshua Gonze,     Vice President     Vice               Associate (and since 1999 a          N/A           N/A
40                                   President          Vice President of Thornburg
                                     Since 2001         Investment Management, Inc.);
                                     (6)                Vice President of Thornburg
                                                        Limited Term Municipal Fund, Inc.
                                                        Since 2001; Associate Director,
                                                        Corporate Credit Ratings, Standard
                                                        & Poor's Corporation 1994-1996.

Brad Kinkelaar,   Vice President     Vice               Assistant Portfolio Manager of       N/A           N/A
34                                   President          Thornburg Investment Management,
                                     Since 2001         Inc. since 1999; Vice President
                                     (6)                of Thornburg Limited Term
                                                        Municipal Fund, Inc. 2001-2002;
                                                        Equity Investment Analyst,
                                                        State Farm Insurance Companies
                                                        1996-1999.

Kerry Lee,        Vice President     Vice               Associate of Thornburg Investment    N/A           N/A
35                                   President          Management, Inc.; Vice President
                                     Since 1999         of Thornburg Limited Term
                                     (6)                Municipal Fund, Inc. 1999-2002
                                                        and Assistant Vice President
                                                        1998-1999.

(1) Each person's address is 119 East Marcy Street, Santa Fe, New Mexico 87501.
(2) The Fund is one of nine separate investment "funds" or "portfolios" of
    Thornburg Investment Trust (the "Trust"), organized as a Massachusetts business trust. The Trust currently has nine active funds, which are considered for certain regulatory purposes as parts of a "fund complex" with the two funds of
    Thornburg Limited Term Municipal Fund, Inc. Thornburg Investment Management,
    Inc. is the investment adviser to, and manages, the eleven funds of the Trust and Thornburg Limited Term Municipal Fund, Inc.
(3) Mr. Thornburg is considered an "interested" Trustee under the Investment
    Company Act of 1940 because he is a director and controlling shareholder of
    Thornburg Investment Management, Inc. the investment adviser to the nine active funds of the Trust, and is the sole director and controlling shareholder of
    Thornburg Securities Corporation, the distributor of shares for the Trust.
(4) Each Trustee serves in office until the election and qualification of a successor.
(5) Mr. McMahon is considered an "interested" Trustee because he is the president of Thornburg Investment Management, Inc.
(6) The Trust's president, secretary and treasurer each serves a one-year term or until the election and qualification of a successor; each other officer serves at the pleasure of the Trustees.
(7) Assistant vice presidents, assistant
    secretaries and assistant treasurers are not shown.
    The Fund's Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request by calling 1-800-847-0200

Thornburg INTERMEDIATE municipal fund national portfolio - a shares Outperformed Tax-Free Money Market Funds
(unaudited)

Investors sometimes ask us to compare Intermediate Municipal Fund to money market fund returns. These investments have certain differences, and investors in Intermediate Municipal Fund took more risk than money market fund investors to earn their higher returns.

Return from a hypothetical $10,000 investment 9/30/92 through 9/30/02 (after sales charges and fund expenses)

$3,123
Lipper Tax-free Money
Market Fund Average

$7,393
Thornburg Intermediate
Municipal Fund -
Nat'l Portfolio

The chart above is for the Fund's Class A Shares only. Class C and Class I Shares have different sales charges and expenses. See the inside front cover page for the 30-day SEC yield and the total returns at the maximum offering prices for one year, five years, ten years, and since inception for each class of shares of the Fund.
Note 1: Future increases, if any, of any of these investments may bear no relationship to prior increases. Quotations for the money fund averages are based upon 30-day yield quotations for tax-exempt money funds as sourced from the " Lipper Tax-free Money Market Average" for the months covered by this analysis. The increase for the Class A Shares of Intermediate Municipal Fund - National Portfolio is based upon the dividends paid for the months covered by this analysis, the beginning offering price at $12.85 per share and the ending NAV at $13.67 per share. These investments returned the $10,000 initial investment in addition to the amounts shown above.
Note 2: This analysis does not take into account the effect, if any, caused by state and local income taxes. The portion of the increase, if any, of Intermediate Municipal Fund representing appreciation of the share price is assumed to be taxed at a 20% federal tax rate. The average money market fund increases shown above may differ from the return of a particular money market fund. It is not possible to invest in this money fund average.
Note 3: Generally, money market funds seek to maintain an investment portfolio with an average maturity of 90 days or less. Intermediate Municipal Fund invests in short-to-intermediate maturity municipal obligations. The net asset value of the money funds did not fluctuate. The net asset value of the Class A Shares of THIMX did vary from time to time, and will continue to vary in the future due to the effect of changes in interest rates on the value of the investments the Fund holds. The analysis assumes that the investor received the net asset value of the shares owned, plus accrued income, at time of sale. Redemptions are made at the then current net asset value, which may give you a gain or loss when you sell your shares.
Note 4: This analysis assumes that the dividends from each of these investment vehicles were reinvested and compounded monthly. Most money funds declare dividends daily and pay them monthly. Intermediate Municipal Fund also declares dividends daily and pays them monthly.

Investment Manager
Thornburg Investment Management, Inc.
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

Principal Underwriter
Thornburg Securities Corporation
119 East Marcy Street
Santa Fe, New Mexico 87501
800.847.0200

www.thornburg.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information. Performance data quoted represent past performance and do not guarantee future results.

Thornburg
Intermediate
Municipal Fund

Annual Report
september 30, 2002